Stock-Based Compensation (Details 4) (Stock options, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Range of Exercise Prices
Options Outstanding (in shares)	14,330	18,561
Weighted Average Exercise Price (in dollars per share)	$ 1.28	$ 1.17
Options Exercisable (in shares)	11,446	8,957
Weighted Average Exercise Price (in dollars per share)	$ 0.76	$ 0.48
Weighted Average Remaining Contractual Life	3 years 2 months 12 days	4 years 3 months 18 days
$0.36 - 0.41
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 0.36	$ 0.36
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 0.41	$ 0.41
Options Outstanding (in shares)	9,337	12,571
Weighted Average Exercise Price (in dollars per share)	$ 0.37	$ 0.36
Options Exercisable (in shares)	9,337	7,989
Weighted Average Exercise Price (in dollars per share)	$ 0.37	$ 0.36
Weighted Average Remaining Contractual Life	2 years 3 months 18 days	3 years 8 months 12 days
$0.96 - 1.80
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 0.96	$ 0.96
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 1.80	$ 1.80
Options Outstanding (in shares)	844	1,324
Weighted Average Exercise Price (in dollars per share)	$ 1.19	$ 1.14
Options Exercisable (in shares)	764	830
Weighted Average Exercise Price (in dollars per share)	$ 1.18	$ 1.14
Weighted Average Remaining Contractual Life	3 years 1 month 6 days	4 years 3 months 18 days
$3.25 - $3.36
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 3.25	$ 3.25
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 3.36	$ 3.36
Options Outstanding (in shares)	2,542	2,822
Weighted Average Exercise Price (in dollars per share)	$ 3.29	$ 3.30
Options Exercisable (in shares)	1,345	138
Weighted Average Exercise Price (in dollars per share)	$ 3.30	$ 3.26
Weighted Average Remaining Contractual Life	4 years 9 months 18 days	5 years 7 months 6 days
$3.43 - $3.50
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 3.43	$ 3.43
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 3.50	$ 3.50
Options Outstanding (in shares)	1,607	1,844
Weighted Average Exercise Price (in dollars per share)	$ 3.48	$ 3.48
Weighted Average Remaining Contractual Life	5 years 6 months	6 years 7 months 6 days